Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of anti-dilutive securities
	Year Ended June 30, 2019	Year Ended June 30, 2018
Common stock warrants	4,429,982	2,453,753
Common stock options	1,473,314	767,216
Total	5,903,296	3,220,973